UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700
                                   ---------

                        FRANKLIN GOLD AND PRECIOUS METALS
                        --------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 07/31
                         -----

Date of reporting period: 1/31/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

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                                                                JANUARY 31, 2005
--------------------------------------------------------------------------------

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER         SECTOR

                                                   WANT TO RECEIVE
                                                   THIS DOCUMENT
                                                   FASTER VIA EMAIL?
                     FRANKLIN GOLD AND
                    PRECIOUS METALS FUND           Eligible shareholders can
                                                   sign up for eDelivery at
                                                   franklintempleton.com.
                                                   See inside for details.
--------------------------------------------------------------------------------

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                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

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Not part of the semiannual report

                Contents

SHAREHOLDER LETTER ......................  1

SEMIANNUAL REPORT

Franklin Gold and Precious Metals Fund ..  3

Performance Summary .....................  8

Your Fund's Expenses .................... 11

Financial Highlights and
Statement of Investments ................ 13

Financial Statements .................... 19

Notes to Financial Statements ........... 23

Tax Designation ......................... 33

Shareholder Information ................. 35

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
Semiannual Report

Franklin Gold and Precious Metals Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Gold and Precious Metals Fund seeks capital appreciation with current income as its secondary goal, by investing at least 80% of total net assets in securities of companies that mine, process or deal in gold or other precious metals.

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 1/31/05

Canada ..............................  42.9%
South Africa ........................  21.4%
U.S. ................................  11.7%
Australia ...........................  10.7%
Peru ................................   3.8%
U.K. ................................   2.9%
Jersey Islands ......................   2.4%
Papua New Guinea ....................   1.3%
Short-Term Investments &
Other Net Assets ....................   2.9%
--------------------------------------------------------------------------------

[SIDEBAR]
--------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Gold and Precious Metals Fund's semiannual report for the six-month period ended January 31, 2005.

PERFORMANCE OVERVIEW

Franklin Gold and Precious Metals Fund - Class A delivered a +8.76% cumulative total return for the six months ended January 31, 2005, as shown in the Performance Summary beginning on page 8. The Fund outperformed the broad Standard & Poor's 500 Composite Index's (S&P 500's) 8.15% total return, and the sector-specific FTSE Gold Mines Index's 7.51% price return during the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

1. Sources: Standard & Poor's Micropal; Financial Times. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.

                                                            Semiannual Report |3

[BAR GRAPH OMITTED]
PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 1/31/05

Long Life Gold Mines                      56.3%
Medium Life Gold Mines                    14.5%
Platinum & Palladium                      10.6%
Gold & Diversified Resources               9.4%
Gold Exploration                           5.1%
Mutual Funds                               1.2%
Short-Term Investments & Other Net Assets  2.9%

ECONOMIC AND MARKET OVERVIEW

During the six months ended January 31, 2005, the domestic economy expanded steadily across most industries, sectors and regions. Gross domestic product
(GDP) rose at annualized rates of 4.0% and 3.8% during the third and fourth quarters of 2004. Major contributors to GDP during fourth quarter 2004 were personal spending, capital equipment spending, inventory investment and government spending. However, the trade deficit dragged on economic growth as the real deficit widened to an annualized $631.9 billion in fourth quarter 2004, from $583.2 billion in the third quarter. 2

The labor market firmed and unemployment dropped from 5.5% to 5.2% during the reporting period. 3 An improving business and employment environment contributed to increased consumer confidence. However, consumers still held an uncertain outlook for future income and business conditions.

The core inflation rate rose to 2.3% for the 12 months ended January 31, 2005. Including volatile food and energy costs, the inflation rate was 3.0%. Aiming to keep inflation tame, the Federal Reserve Board (Fed) raised the federal funds target rate from 1.25% to 2.25%, the highest level in more than three years. The Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Despite a generally robust economy and improving corporate fundamentals, investors had to digest a wide range of information during the six-month period, including rising inflation, the dollar's value, a contentious presidential election and ongoing concerns about terrorism, war and reconstruction in Iraq. Disappointing earnings from a number of blue chip companies applied downward pressure, but initial public offering (IPO) activity was strong, and investor sentiment improved later in the period despite the mixed signals. After U.S. elections concluded, the markets enjoyed a strong rally. The blue chip stocks of the Dow Jones Industrial Average gained 4.57% for the period under review, while the broader S&P 500 rose 8.15%, and the technology-heavy NASDAQ Composite Index increased 9.60%. 4

2. Source: Bureau of Economic Analysis.
3. Source: Bureau of Labor Statistics.
4. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P
500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.

4| Semiannual Report

PRECIOUS METALS PRICES (8/1/04-1/31/05) 5

[BAR CHART OMITTED]
[The following is an EDGAR representation of Precious Metals prices for platinum, palladium and gold in U.S. dollars per troy ounce, between 8/1/05 and 1/31/05.]

                 GOLD        PALLADIUM      PLATINUM
08/02/04       $392.15        $217.50        $827.50
08/03/04       $394.05        $215.50        $825.50
08/04/04       $391.65        $215.50        $834.00
08/05/04       $392.85        $211.50        $827.50
08/06/04       $399.75        $213.50        $828.50
08/09/04       $400.25        $214.00        $833.00
08/10/04       $398.65        $215.50        $847.50
08/11/04       $395.45        $212.50        $836.50
08/12/04       $393.75        $211.00        $849.25
08/13/04       $398.95        $211.00        $863.50
08/16/04       $402.25        $214.50        $883.50
08/17/04       $405.05        $216.50        $881.00
08/18/04       $404.55        $217.50        $860.00
08/19/04       $406.65        $221.00        $863.50
08/20/04       $412.75        $222.50        $853.00
08/23/04       $409.95        $219.00        $836.50
08/24/04       $403.15        $215.50        $845.00
08/25/04       $406.55        $213.50        $849.50
08/26/04       $406.55        $215.50        $855.50
08/27/04       $403.25        $212.50        $864.50
08/30/04       $408.05        $214.50        $864.50
08/31/04       $409.85        $214.50        $865.50
09/01/04       $408.85        $214.50        $869.50
09/02/04       $406.35        $213.00        $870.00
09/03/04       $401.05        $212.00        $860.00
09/06/04       $402.55        $213.50        $848.50
09/07/04       $397.75        $209.50        $845.50
09/08/04       $399.65        $207.50        $845.50
09/09/04       $398.95        $207.00        $828.50
09/10/04       $402.75        $205.25        $835.75
09/13/04       $403.95        $209.50        $842.50
09/14/04       $405.42        $210.50        $845.50
09/15/04       $405.15        $209.00        $845.50
09/16/04       $404.52        $208.00        $838.50
09/17/04       $405.65        $208.50        $839.50
09/20/04       $405.05        $206.50        $835.00
09/21/04       $409.25        $209.00        $850.00
09/22/04       $407.35        $207.50        $844.00
09/23/04       $410.13        $213.00        $850.00
09/24/04       $407.83        $221.00        $852.50
09/27/04       $408.63        $225.00        $857.00
09/28/04       $412.25        $221.00        $873.00
09/29/04       $412.95        $217.50        $849.50
09/30/04       $418.25        $221.50        $860.50
10/01/04       $419.47        $221.50        $859.50
10/04/04       $414.05        $217.00        $828.00
10/05/04       $418.75        $220.00        $839.50
10/06/04       $417.88        $224.00        $844.00
10/07/04       $417.65        $232.50        $841.00
10/08/04       $422.78        $232.50        $842.50
10/11/04       $422.05        $228.50        $847.50
10/12/04       $415.25        $222.50        $842.50
10/13/04       $416.25        $215.00        $832.50
10/14/04       $417.75        $217.50        $842.50
10/15/04       $418.80        $220.00        $846.46
10/18/04       $416.25        $215.50        $839.00
10/19/04       $419.85        $214.50        $838.00
10/20/04       $424.13        $216.00        $848.00
10/21/04       $423.75        $214.50        $848.50
10/22/04       $424.23        $215.50        $843.50
10/25/04       $428.45        $217.00        $849.00
10/26/04       $426.85        $215.00        $843.50
10/27/04       $424.25        $214.00        $835.50
10/28/04       $424.35        $214.50        $830.50
10/29/04       $428.55        $213.50        $834.50
11/01/04       $427.55        $209.00        $834.00
11/02/04       $421.55        $211.00        $824.45
11/03/04       $426.85        $209.50        $829.00
11/04/04       $429.55        $213.00        $847.50
11/05/04       $433.55        $214.00        $848.50
11/08/04       $431.95        $213.00        $847.00
11/09/04       $435.15        $213.50        $850.00
11/10/04       $434.55        $213.00        $847.50
11/11/04       $434.88        $210.75        $853.00
11/12/04       $437.85        $218.50        $874.00
11/15/04       $436.75        $217.50        $876.50
11/16/04       $439.45        $218.00        $866.50
11/17/04       $444.65        $220.00        $874.25
11/18/04       $442.95        $217.50        $860.00
11/19/04       $447.05        $218.50        $859.75
11/22/04       $448.94        $216.00        $853.00
11/23/04       $447.05        $217.00        $853.00
11/24/04       $449.55        $216.00        $861.25
11/25/04       $451.69        $216.00        $863.00
11/26/04       $451.95        $214.00        $864.50
11/29/04       $453.95        $211.50        $863.75
11/30/04       $450.95        $211.00        $868.25
12/01/04       $454.75        $211.00        $877.75
12/02/04       $449.25        $210.50        $881.75
12/03/04       $455.90        $206.50        $872.75
12/06/04       $452.25        $209.25        $872.75
12/07/04       $450.90        $208.50        $869.25
12/08/04       $440.60        $202.00        $832.25
12/09/04       $437.30        $195.50        $821.00
12/10/04       $434.20        $195.25        $832.25
12/13/04       $438.85        $194.50        $833.50
12/14/04       $435.60        $190.50        $833.75
12/15/04       $440.60        $185.00        $840.00
12/16/04       $437.20        $179.50        $842.25
12/17/04       $441.50        $179.50        $838.25
12/20/04       $442.99        $185.75        $843.25
12/21/04       $441.60        $182.50        $842.50
12/22/04       $439.70        $184.00        $842.00
12/23/04       $442.24        $185.00        $843.25
12/24/04       $442.65        $182.50        $846.00
12/27/04       $444.35        $188.50        $867.50
12/28/04       $443.75        $187.50        $867.50
12/29/04       $436.45        $185.00        $865.00
12/30/04       $437.99        $186.00        $860.25
12/31/04       $438.45        $186.50        $861.50
01/03/05       $429.55        $184.50        $855.00
01/04/05       $427.55        $181.50        $844.00
01/05/05       $426.55        $182.00        $847.50
01/06/05       $421.40        $181.50        $845.50
01/07/05       $419.05        $183.00        $841.50
01/10/05       $419.63        $189.00        $848.00
01/11/05       $421.65        $192.50        $861.00
01/12/05       $426.15        $190.50        $861.50
01/13/05       $425.20        $186.75        $860.00
01/14/05       $423.15        $184.50        $855.50
01/17/05       $422.13        $183.50        $855.50
01/18/05       $423.05        $182.50        $860.00
01/19/05       $423.15        $188.00        $868.00
01/20/05       $422.35        $184.50        $862.50
01/21/05       $427.25        $189.00        $867.50
01/24/05       $427.35        $191.50        $872.00
01/25/05       $422.20        $190.50        $860.50
01/26/05       $426.80        $190.50        $867.50
01/27/05       $426.20        $188.75        $867.50
01/28/05       $427.00        $189.50        $871.50
01/31/05       $422.60        $188.50        $871.00

For illustrative purposes only; not representative of the Fund's portfolio composition or performance.

The continued effects of war in Iraq, fears of further terrorist attacks at home and abroad, and a considerably weakened U.S. dollar contributed to steady, healthy demand in the gold market, underscoring its historical role as a safe haven. Gold prices began the reporting period at $391 per ounce, strengthened and hit a 16-year high of $456 per ounce in December, then sold off and closed the period near $423 per ounce on January 31, 2005. Gold's sell-off in January was influenced primarily by the U.S. dollar's reversal of fortune and subsequent appreciation versus other world currencies, since gold prices usually rise or fall inversely to the U.S. dollar's value. The value of other precious metals varied. Silver prices charted a similar path as gold's, climbing more than 22% from $6.54 on July 31, 2004, through early December, only to sell off through January 2005 to end the reporting period at $6.72 per ounce, for an overall increase of about 3%. Platinum prices remained relatively range bound largely due to industry supply/demand trends that remained well balanced. Platinum nonetheless rose approximately 6% for the six months under review. Palladium prices were essentially flat through November, sold off like gold and silver in late December and January, and ended the reporting period down just over 13%.

INVESTMENT STRATEGY

Our conservative management style seeks to expose shareholders to the benefits of diversification by investing globally in the precious metals sector. We like companies with multiple mines, attractive production profiles, strong

5. Amounts shown are based on spot prices quoted in U.S. dollars per troy ounce.

                                                            Semiannual Report |5
reserve bases and active exploration programs that can drive future reserve and production growth. While the sector can be volatile especially over the short term, precious metals, such as gold, can be attractive because they are a hard asset not tied to any particular country or financial system.

MANAGER'S DISCUSSION

It was an active period for the precious metals sector, as the 16-year high for gold prices appeared to spur a flurry of consolidation activity involving a number of the Fund's holdings. The period began with South Africa's Gold Fields' proposed merger of their non-South African assets with Canada's IAMGOLD, designed to create an internationally focused mid-capitalization Canadian mining company. However, this proposal was spoiled by Harmony Gold Mining's hostile bid to acquire Gold Fields. By period-end, Harmony had only secured about 11% of Gold Fields' voting shares but the offer was still outstanding. Similarly, Canada's Goldcorp (not owned by the Fund) announced a friendly merger with Wheaton River Minerals, only to have Nevada-based Glamis Gold launch a hostile bid for Goldcorp. At period-end, it appeared likely that Goldcorp shareholders would vote in mid-February to decide which deal would move forward.

The Fund's performance versus the benchmark FTSE Gold Mines Index was aided by our large positions in Newcrest Mining and Barrick Gold. Newcrest's underlying share price rose in part due to the anticipated start-up of its Telfer mine, a $1.4 billion project located in Northwestern Australia that holds the potential to dramatically increase Newcrest's production. Barrick Gold also outperformed the index during the six months under review, partially influenced by an analyst trip to South America that helped focus attention on Barrick's strong pipeline of growth projects. Although they represented smaller positions in the portfolio than Newcrest or Barrick, the Fund's investments in Meridian Gold, Randgold Resources and Ivanhoe Mines nonetheless contributed positively to our results as their stocks rose approximately 38%, 42% and 50%, respectively, during the six months ended January 31, 2005.

In general, if the value of the U.S. dollar increases compared with a foreign currency, holdings in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, holdings in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended January 31, 2005, the U.S. dollar declined in value relative to most non-U.S. currencies. The Fund's performance was positively affected by the portfolio's significant investment in securities with non-U.S. currency exposure due to the U.S. dollar's decrease in value during the period. However, one cannot expect the same result in future periods.

6| Semiannual Report

Offsetting the currency gain, the weaker U.S. dollar can make it more expensive to operate in foreign countries, hurting margins. Several of our South African holdings detracted from the Fund's overall performance during the reporting period as the strong rand environment drove operating costs higher in U.S. dollar terms. Companies such as Anglo American Platinum and Harmony Gold Mining struggled with lower margins despite strong metals prices. In December 2004, the rand's value versus the U.S. dollar reached its highest level since 1999. The rand weakened somewhat in January 2005, but not enough for South African miners to surmount the challenges of recent currency trends.

Seeking to minimize exposure to any single mining operation, we maintained our top positions among the industry's largest and most geographically diversified companies. On the other hand, we also increased exposure to junior gold companies that we believed held the potential to take advantage of the current higher commodity price environment. New Fund holdings included two Canadian companies, Alamos Gold and Gammon Lake Resources, both of which are building new gold mines in Mexico.

Thank you for your participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]

/s/Stephen M. Land
------------------

Stephen M. Land
Portfolio Manager
Franklin Gold and Precious Metals Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

[SIDEBAR]
TOP 10 HOLDINGS
1/31/05

--------------------------------------------------------------
  COMPANY                                        % OF TOTAL
  INDUSTRY, COUNTRY                              NET ASSETS
--------------------------------------------------------------
  Newcrest Mining Ltd.                                 8.5%
   LONG LIFE GOLD MINES, AUSTRALIA
--------------------------------------------------------------
  Barrick Gold Corp.                                   7.8%
   LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------
  Placer Dome Inc.                                     6.8%
   LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------
  Freeport McMoRan Copper & Gold Inc., B               6.0%
   GOLD & DIVERSIFIED RESOURCES, U.S.
--------------------------------------------------------------
  Impala Platinum Holdings Ltd.,
  ord. & ADR                                           6.0%
   PLATINUM & PALLADIUM, SOUTH AFRICA
--------------------------------------------------------------
  AngloGold Ashanti Ltd., ord. & ADR                   5.8%
   LONG LIFE GOLD MINES, SOUTH AFRICA
--------------------------------------------------------------
  Meridian Gold Inc.                                   5.5%
   LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------
  Newmont Mining Corp.                                 5.2%
   LONG LIFE GOLD MINES, U.S.
--------------------------------------------------------------
  Compania de Minas Buenaventura
  SA, ord. & ADR                                       3.8%
   LONG LIFE GOLD MINES, PERU
--------------------------------------------------------------
  Anglo American Platinum Corp. Ltd.,
  ord. & ADR                                           3.6%
   PLATINUM & PALLADIUM, SOUTH AFRICA
--------------------------------------------------------------

                                                            Semiannual Report |7

Performance Summary as of 1/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE           1/31/05          7/31/04
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$1.39            $17.33           $15.94
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/04-1/31/05)
-------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0078
-------------------------------------------------------------------------------------------------------
  CLASS B                                                  CHANGE           1/31/05          7/31/04
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$1.30            $16.84           $15.54
-------------------------------------------------------------------------------------------------------
  CLASS C                                                  CHANGE           1/31/05          7/31/04
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$1.31            $17.00           $15.69
-------------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                            CHANGE           1/31/05          7/31/04
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$1.41            $17.77           $16.36
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/04-1/31/05)
-------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0519
-------------------------------------------------------------------------------------------------------

8| Semiannual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------------------------
  CLASS A                              6-MONTH          1-YEAR            5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +8.76%          -1.16%          +104.21%          +66.21%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2         +2.52%          -6.84%           +13.99%           +4.59%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3        $10,252          $9,316           $19,242          $15,664
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/04) 4                  -10.92%           +13.69%           +3.51%
-------------------------------------------------------------------------------------------------------
  CLASS B                              6-MONTH          1-YEAR            5-YEAR    INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +8.37%          -1.86%           +96.54%         +128.11%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2         +4.37%          -5.79%           +14.24%          +14.51%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3        $10,437          $9,421           $19,454          $22,811
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/04) 4                   -9.91%           +13.96%          +15.77%
-------------------------------------------------------------------------------------------------------
  CLASS C                              6-MONTH          1-YEAR            5-YEAR    INCEPTION (5/1/95)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +8.35%          -1.85%           +96.94%          +31.69%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2         +7.35%          -2.83%           +14.52%           +2.86%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3        $10,735          $9,717           $19,694          $13,169
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/04) 4                   -7.08%           +14.24%           +3.51%
-------------------------------------------------------------------------------------------------------
  ADVISOR CLASS5                       6-MONTH          1-YEAR            5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +8.90%          -0.91%          +106.57%          +75.43%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2         +8.90%          -0.91%           +15.61%           +5.78%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3        $10,890          $9,909           $20,657          $17,543
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/04) 4                   -5.23%           +15.32%           +4.69%
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

                                                            Semiannual Report |9

ENDNOTES

INVESTING IN A NONDIVERSIFIED FUND CONCENTRATING IN THE PRECIOUS METALS SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO FLUCTUATIONS IN THE PRICE OF GOLD AND OTHER PRECIOUS METALS AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND MAY ALSO INVEST IN FOREIGN COMPANIES, INCLUDING THOSE IN DEVELOPING MARKETS, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B:        These shares have higher annual fees and expenses than Class
                A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +49.63% and +5.92%.

10| Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                           Semiannual Report |11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                         BEGINNING ACCOUNT    ENDING ACCOUNT     EXPENSES PAID DURING
  CLASS A                                  VALUE 7/31/04      VALUE 1/31/05    PERIOD* 7/31/04-1/31/05
---------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,087.60                $4.95
---------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,020.47                $4.79
---------------------------------------------------------------------------------------------------------
  CLASS B
---------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,083.70                $8.82
---------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,016.74                $8.54
---------------------------------------------------------------------------------------------------------
  CLASS C
---------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,083.50                $8.88
---------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,016.69                $8.59
---------------------------------------------------------------------------------------------------------
  ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,089.00                $3.63
---------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,021.73                $3.52
---------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.94%; B:
1.68%; C: 1.69%; and Advisor: 0.69%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

12| Semiannual Report

Franklin Gold and Precious Metals Fund

FINANCIAL HIGHLIGHTS

                                                    ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      JANUARY 31, 2005                    YEAR ENDED JULY 31,
CLASS A                                                 (UNAUDITED)      2004         2003       2002        2001        2000
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............          $15.94     $13.74       $10.28     $ 8.88       $7.90       $8.30
                                                    ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .........................             .03        .05          .13        .13         .25         .10
 Net realized and unrealized gains (losses) ......            1.37       2.25         3.44       1.52         .84        (.46)
                                                    ---------------------------------------------------------------------------
Total from investment operations .................            1.40       2.30         3.57       1.65        1.09        (.36)
                                                    ---------------------------------------------------------------------------
Less distributions from net investment income ....            (.01)      (.10)        (.11)      (.25)       (.11)       (.04)
                                                    ---------------------------------------------------------------------------
Redemption fees ..................................              -- c       -- c         --         --          --          --
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ...................          $17.33     $15.94       $13.74     $10.28       $8.88       $7.90
                                                    ===========================================================================

Total return b ...................................           8.76%     16.68%       34.97%     18.97%      13.91%     (4.42)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................        $414,794   $394,292     $306,283   $200,627    $164,004    $156,236
Ratios to average net assets:
 Expenses ........................................            .94% d     .96%        1.09%      1.13%       1.32%       1.34%
 Net investment income ...........................            .30% d     .26%        1.05%      1.18%       2.86%       1.17%
Portfolio turnover rate ..........................           6.49%      8.11%        6.59%     12.77%       7.31%       3.53%

a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.001 per share.
d Annualized.

                      Semiannual Report | See notes to financial statements. |13

Franklin Gold and Precious Metals Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    ---------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     JANUARY 31, 2005                     YEAR ENDED JULY 31,
CLASS B                                                 (UNAUDITED)      2004         2003       2002        2001        2000
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............          $15.54     $13.46       $10.11     $ 8.76       $7.82       $8.26
                                                    ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) a ..................            (.04)      (.08)         .02        .01         .17         .01
 Net realized and unrealized gains (losses) ......            1.34       2.21         3.41       1.55         .83        (.41)
                                                    ---------------------------------------------------------------------------
Total from investment operations .................            1.30       2.13         3.43       1.56        1.00        (.40)
                                                    ---------------------------------------------------------------------------
Less distributions from net investment income ....              --       (.05)        (.08)      (.21)       (.06)       (.04)
                                                    ---------------------------------------------------------------------------
Redemption fees ..................................              -- c       -- c         --         --          --          --
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ...................          $16.84     $15.54       $13.46     $10.11       $8.76       $7.82
                                                    ===========================================================================

Total return b ...................................           8.37%     15.81%       34.08%     18.14%      12.78%     (4.90)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................         $41,325    $37,738      $26,278    $10,964      $4,037      $2,779
Ratios to average net assets:
 Expenses ........................................           1.68% d    1.71%        1.85%      1.89%       2.08%       2.10%
 Net investment income (loss) ....................          (.44)% d   (.49)%         .29%       .12%       1.88%        .17%
Portfolio turnover rate ..........................           6.49%      8.11%        6.59%     12.77%       7.31%       3.53%

a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.001 per share.
d Annualized.

14| See notes to financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    ---------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     JANUARY 31, 2005                     YEAR ENDED JULY 31,
CLASS C                                                 (UNAUDITED)      2004         2003       2002        2001        2000
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............          $15.69     $13.59       $10.18     $ 8.80       $7.83       $8.23
                                                    ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) a ..................            (.04)      (.09)         .04        .04         .18         .03
 Net realized and unrealized gains (losses) ......            1.35       2.23         3.43       1.53         .83        (.43)
                                                    ---------------------------------------------------------------------------
Total from investment operations .................            1.31       2.14         3.47       1.57        1.01        (.40)
                                                    ---------------------------------------------------------------------------
Less distributions from net investment income ....              --       (.04)        (.06)      (.19)       (.04)         -- e
                                                    ---------------------------------------------------------------------------
Redemption fees ..................................              -- c       -- c         --         --          --          --
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ...................          $17.00     $15.69       $13.59     $10.18       $8.80       $7.83
                                                    ===========================================================================

Total return b ...................................           8.35%     15.77%       34.16%     18.09%      12.89%     (4.85)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................        $112,105   $101,962      $65,729    $38,219     $22,220     $20,721
Ratios to average net assets:
 Expenses ........................................           1.69% d    1.71%        1.82%      1.88%       2.07%       2.10%
 Net investment income (loss) ....................          (.45)% d   (.49)%         .32%       .35%       2.11%        .36%
Portfolio turnover rate ..........................           6.49%      8.11%        6.59%     12.77%       7.31%       3.53%

a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.001 per share.
d Annualized.
e Includes distributions from net investment income in the amount of $0.001.

Semiannual Report | See notes to financial statements. |15

Franklin Gold and Precious Metals Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    ---------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     JANUARY 31, 2005                     YEAR ENDED JULY 31,
ADVISOR CLASS                                           (UNAUDITED)      2004         2003       2002        2001        2000
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............          $16.36     $14.08       $10.53     $ 9.09       $8.09       $8.49
                                                    ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .........................             .05        .08          .09        .15         .28         .11
 Net realized and unrealized gains (losses) ......            1.41       2.33         3.60       1.56         .85        (.46)
                                                    ---------------------------------------------------------------------------
Total from investment operations .................            1.46       2.41         3.69       1.71        1.13        (.35)
                                                    ---------------------------------------------------------------------------
Less distributions from net investment income ....            (.05)      (.13)        (.14)      (.27)       (.13)       (.05)
                                                    ---------------------------------------------------------------------------
Redemption fees ..................................              -- c       -- c         --         --          --          --
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ...................          $17.77     $16.36       $14.08     $10.53       $9.09       $8.09
                                                    ===========================================================================

Total return b ...................................           8.90%     16.91%       35.38%     19.38%      14.04%     (4.21)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................         $42,456    $35,351      $21,223     $5,573      $3,574      $3,715
Ratios to average net assets:
 Expenses ........................................            .69% d     .71%         .85%       .90%       1.08%       1.10%
 Net investment income ...........................            .55% d     .51%        1.29%      1.29%       3.15%       1.24%
Portfolio turnover rate ..........................           6.49%      8.11%        6.59%     12.77%       7.31%       3.53%

a Based on average daily shares outstanding.
b Total return is not annualized for periods less than one year.
c Amount is less than $0.001 per share.
d Annualized.

16| See notes to financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY        SHARES/WARRANTS     VALUE
-----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND MUTUAL FUNDS 97.1%
    GOLD AND DIVERSIFIED RESOURCES 9.4%
    Anglo American PLC .................................................     United Kingdom         256,100     $  5,942,913
    Anglo American PLC, ADR ............................................     United Kingdom         420,479        9,805,570
    Freeport McMoRan Copper & Gold Inc., B .............................      United States         999,211       36,780,957
  a Mvelaphanda Resources Ltd. .........................................      South Africa        2,250,000        5,033,389
  a Sociedad Minera El Brocal SA .......................................          Peru                1,006            2,341
                                                                                                                -------------
                                                                                                                  57,565,170
                                                                                                                -------------
    GOLD EXPLORATION 5.1%
  a Alamos Gold Inc. ...................................................         Canada             346,400        1,052,828
  a Alamos Gold Inc., 144A .............................................         Canada             400,000        1,215,737
  a Bendigo Mining Ltd. ................................................        Australia         4,000,000        2,790,178
  a Gammon Lake Resources Inc., wts., 4/30/05 ..........................         Canada           1,364,500        6,886,303
  a Ivanhoe Mines Ltd. .................................................         Canada           1,628,600       10,726,912
  a Ivanhoe Mines Ltd., wts., 12/19/05 .................................         Canada             159,300          115,584
  a Metallica Resources Inc. ...........................................         Canada           1,488,998        1,980,689
  a Metallica Resources Inc., wts., 12/11/08 ...........................         Canada             494,499          135,545
a,b Miramar Mining Corp. ...............................................         Canada           1,330,000        1,468,961
a,b Miramar Mining Corp., wts., 6/09/05 ................................         Canada             165,000               --
  a Nevsun Resources Ltd. ..............................................         Canada             877,000        1,887,770
a,b Semafo Inc. ........................................................         Canada           3,000,000        2,781,361
a,b Semafo Inc., 144A, wts., 12/18/06 ..................................         Canada           1,225,000          155,051
                                                                                                                -------------
                                                                                                                  31,196,919
                                                                                                                -------------
    LONG LIFE GOLD MINES 56.3%
  a Agnico-Eagle Mines Ltd. ............................................         Canada             525,000        6,688,500
    AngloGold Ashanti Ltd. .............................................      South Africa           62,530        2,042,820
    AngloGold Ashanti Ltd., ADR ........................................      South Africa        1,021,327       33,468,886
    Barrick Gold Corp. .................................................         Canada           2,168,171       47,396,218
  a Centerra Gold Inc., 144A ...........................................         Canada             536,600        8,889,979
    Compania de Minas Buenaventura SA ..................................          Peru              100,593        2,159,392
    Compania de Minas Buenaventura SA, ADR .............................          Peru              988,986       21,035,732
    Gold Fields Ltd. ...................................................      South Africa          604,999        6,908,503
    Gold Fields Ltd., ADR ..............................................      South Africa          854,528        9,673,257
    Harmony Gold Mining Co. Ltd. .......................................      South Africa        1,343,000       11,053,406
    Harmony Gold Mining Co. Ltd., ADR ..................................      South Africa          200,000        1,626,000
    Highland Gold Mining Ltd. ..........................................     United Kingdom         524,000        1,998,644
  a Lihir Gold Ltd. ....................................................    Papua New Guinea      8,566,841        6,905,316
  a Lihir Gold Ltd., ADR, 144A .........................................    Papua New Guinea         50,000          805,000
  a Meridian Gold Inc. .................................................         Canada           1,835,260       33,870,969
    Newcrest Mining Ltd. ...............................................        Australia         3,930,828       51,913,837
    Newmont Mining Corp. ...............................................      United States         770,714       32,053,995
  a Oxiana Ltd. ........................................................        Australia         9,882,655        6,893,593
    Placer Dome Inc. ...................................................         Canada           2,436,655       41,544,968
  a Randgold Resources Ltd., ADR .......................................     Jersey Islands       1,272,600       14,774,886
  a Western Areas Ltd. .................................................      South Africa          402,225        2,031,270
  a Western Areas Ltd., ADR ............................................      South Africa           26,430          133,474
                                                                                                                -------------
                                                                                                                 343,868,645
                                                                                                                -------------

                                                           Semiannual Report |17

Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY       SHARES/WARRANTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (CONT.)
    MEDIUM LIFE GOLD MINES 14.5%
  a Apollo Gold Corp. ..................................................         Canada           1,150,000     $    732,425
  a Cambior Inc. .......................................................         Canada           2,130,000        5,357,627
  a Eldorado Gold Corp. ................................................         Canada           1,920,000        5,169,945
  a Glamis Gold Ltd. ...................................................         Canada           1,041,000       16,406,160
    Iamgold Corp. ......................................................         Canada           1,017,400        6,725,798
    Kingsgate Consolidated Ltd. ........................................        Australia         1,855,148        3,810,254
  a Kinross Gold Corp. .................................................         Canada           2,458,012       16,308,803
  a Northgate Minerals Corp. ...........................................         Canada           1,300,000        1,855,047
  a Queenstake Resources Ltd. ..........................................         Canada           7,500,000        2,146,485
  a Rio Narcea Gold Mines Ltd. .........................................         Canada           1,100,000        1,933,247
  a Wheaton River Minerals Ltd. ........................................         Canada           5,000,000       16,238,046
  a Wheaton River Minerals Ltd., wts., 5/30/07 .........................         Canada             912,500        1,794,986
  a Yamana Gold Inc. ...................................................         Canada           2,640,000        7,981,296
  a Yamana Gold Inc., wts., 7/31/08 ....................................         Canada           1,150,000        2,252,902
                                                                                                                -------------
                                                                                                                  88,713,021
                                                                                                                -------------
    PLATINUM & PALLADIUM 10.6%
    Anglo American Platinum Corp. Ltd. .................................      South Africa           40,000        1,439,132
    Anglo American Platinum Corp. Ltd., ADR ............................      South Africa          571,138       20,548,573
    Impala Platinum Holdings Ltd. ......................................      South Africa          248,000       20,684,608
    Impala Platinum Holdings Ltd., ADR .................................      South Africa          771,200       16,080,614
  a North American Palladium Ltd. ......................................         Canada             401,500        3,068,542
  a Stillwater Mining Co. ..............................................      United States         253,246        2,679,343
                                                                                                                -------------
                                                                                                                  64,500,812
                                                                                                                -------------
    MUTUAL FUNDS 1.2%
    Central Fund Canada- Class A .......................................         Canada           1,405,000        7,348,150
                                                                                                                -------------
    TOTAL COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (COST $424,333,707) .                                         593,192,717
                                                                                                                -------------
    SHORT TERM INVESTMENTS (COST $17,324,671) 2.9%
    MONEY FUND
  c Franklin Institutional Fiduciary Trust Money Market Portfolio ......      United States      17,324,671       17,324,671
                                                                                                                -------------
    TOTAL INVESTMENTS (COST $441,658,378) 100.0% .......................                                         610,517,388
    OTHER ASSETS, LESS LIABILITIES .....................................                                             162,026
                                                                                                                -------------
    NET ASSETS 100.0% ..................................................                                        $610,679,414
                                                                                                                =============

aNon-income producing.
bSee Note 8 regarding restricted securities.
cSee Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

18| See notes to financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2005 (unaudited)

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .............................     $424,333,707
  Cost - Sweep Money Fund (Note 7) ........................       17,324,671
                                                                -------------
  Total cost of investments ...............................      441,658,378
                                                                =============
  Value - Unaffiliated issuers ............................      593,192,717
  Value - Sweep Money Fund (Note 7) .......................       17,324,671
                                                                -------------
  Total value of investments ..............................      610,517,388
 Receivables:
  Capital shares sold .....................................        1,620,070
  Dividends ...............................................          248,834
                                                                -------------
  Total assets ............................................      612,386,292
                                                                -------------
Liabilities:
 Payables:
  Capital shares redeemed .................................        1,154,680
  Affiliates ..............................................          531,027
 Other liabilities ........................................           21,171
                                                                -------------
  Total liabilities .......................................        1,706,878
                                                                -------------
      Net assets, at value ................................     $610,679,414
                                                                =============
Net assets consist of:
 Undistributed net investment income ......................     $    416,480
 Net unrealized appreciation (depreciation) ...............      168,859,010
 Accumulated net realized gain (loss) .....................      (23,278,438)
 Capital shares ...........................................      464,682,362
                                                                -------------
      Net assets, at value ................................     $610,679,414
                                                                =============

                       Semiannual Report| See notes to financial statements. |19

Franklin Gold and Precious Metals Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
January 31, 2005 (unaudited)

CLASS A:
 Net assets, at value ..........................................................    $414,793,504
                                                                                    =============
 Shares outstanding ............................................................      23,928,654
                                                                                    =============
 Net asset value per share a ...................................................          $17.33
                                                                                    =============
 Maximum offering price per share (net asset value per share / 94.25%) .........          $18.39
                                                                                    =============
CLASS B:
 Net assets, at value ..........................................................    $ 41,325,175
                                                                                    =============
 Shares outstanding ............................................................       2,454,297
                                                                                    =============
 Net asset value and maximum offering price per share a ........................          $16.84
                                                                                    =============
CLASS C:
 Net assets, at value ..........................................................    $112,104,858
                                                                                    =============
 Shares outstanding ............................................................       6,594,469
                                                                                    =============
 Net asset value and maximum offering price per share a ........................          $17.00
                                                                                    =============
ADVISOR CLASS:
 Net assets, at value ..........................................................    $ 42,455,877
                                                                                    =============
 Shares outstanding ............................................................       2,389,062
                                                                                    =============
 Net asset value and maximum offering price per share a ........................          $17.77
                                                                                    =============

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

20| See notes to financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF OPERATIONS
for the six months ended January 31, 2005 (unaudited)

Investment income:
 Dividends (net of foreign taxes of $90,876)
  Unaffiliated issuers ..................................   $ 3,830,000
  Sweep Money Fund (Note 7) .............................       152,694
                                                           -------------
      Total investment income ...........................     3,982,694
                                                           -------------
Expenses:
 Management fees (Note 3) ...............................     1,562,827
 Distribution fees (Note 3)
  Class A ...............................................       551,113
  Class B ...............................................       214,883
  Class C ...............................................       580,722
 Transfer agent fees (Note 3) ...........................       511,185
 Custodian fees (Note 4) ................................        33,223
 Reports to shareholders ................................        27,493
 Registration and filing fees ...........................        45,245
 Professional fees ......................................        21,808
 Trustees' fees and expenses ............................         8,409
 Other ..................................................         8,501
                                                           -------------
      Total expenses ....................................     3,565,409
      Expense reductions (Note 4) .......................           (42)
                                                           -------------
        Net expenses ....................................     3,565,367
                                                           -------------
           Net investment income ........................       417,327
                                                           -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................     8,212,015
  Foreign currency transactions .........................       345,290
                                                           -------------
      Net realized gain (loss) ..........................     8,557,305
 Net change in unrealized appreciation
 (depreciation) on investments ..........................    41,307,619
                                                           -------------
Net realized and unrealized gain (loss) .................    49,864,924
                                                           -------------
Net increase (decrease) in net assets resulting
from operations .........................................   $50,282,251
                                                           =============

                      Semiannual Report | See notes to financial statements. |21

Franklin Gold and Precious Metals Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended January 31, 2005 (unaudited) and the year ended July 31, 2004

                                                                                     --------------------------------------
                                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                                       JANUARY 31, 2005      JULY 31, 2004
                                                                                     --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........................................................       $    417,327         $    532,142
  Net realized gain (loss) from investments and foreign currency transactions ....          8,557,305           18,847,157
  Net change in unrealized appreciation (depreciation) on investments ............         41,307,619           37,115,245
                                                                                     --------------------------------------
      Net increase (decrease) in net assets resulting from operations ............         50,282,251           56,494,544
 Distributions to shareholders from:
  Net investment income:
   Class A .......................................................................           (196,280)          (2,303,565)
   Class B .......................................................................                 --             (108,625)
   Class C .......................................................................                 --             (236,649)
   Advisor Class .................................................................           (115,006)            (253,015)
                                                                                     --------------------------------------
 Total distributions to shareholders .............................................           (311,286)          (2,901,854)
 Capital share transactions: (Note 2)
   Class A .......................................................................        (14,839,556)          46,820,124
   Class B .......................................................................            432,954            7,857,969
   Class C .......................................................................          1,581,919           28,515,228
   Advisor Class .................................................................          4,187,906           13,041,561
                                                                                     --------------------------------------
 Total capital share transactions ................................................         (8,636,777)          96,234,882
 Redemption fees .................................................................              2,962                  751
                                                                                     ======================================
      Net increase (decrease) in net assets ......................................         41,337,150          149,828,323
Net assets:
 Beginning of period .............................................................        569,342,264          419,513,941
                                                                                     --------------------------------------
 End of period ...................................................................       $610,679,414         $569,342,264
                                                                                     ======================================
Undistributed net investment income included in net assets:
 End of period ...................................................................       $    416,480         $    310,439
                                                                                     ======================================

22| See notes to financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The Fund seeks capital appreciation, with current income as a secondary goal, by investing at least 80% of total net assets in securities of companies that mine, process or deal in gold or other precious metals. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System, are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

                                                           Semiannual Report |23

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

24| Semiannual Report

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital as noted in the Statements of Changes in Net Assets.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Effective March 1, 2005, Class B shares will no longer be offered except to existing Class B shareholders through reinvested distributions or exchanges into other Franklin Templeton funds' Class B shares, as permitted by the applicable fund prospectus. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

                                                           Semiannual Report |25

Franklin Gold and Precious Metals Fund

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

At January 31, 2005, there were an unlimited number of shares authorized ($0.10 par value). Transactions in the Fund's shares were as follows:

                                                -----------------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                                  YEAR ENDED
                                                        JANUARY 31, 2005                                 JULY 31, 2004
                                                -----------------------------------------------------------------------------------
                                                  SHARES               AMOUNT                     SHARES               AMOUNT
                                                -----------------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ................................    4,770,768           $ 85,718,423               15,570,606          $ 267,648,705
 Shares issued in reinvestment of
 distributions ..............................        8,786                171,058                  100,150              1,994,995
 Shares redeemed ............................   (5,583,392)          (100,729,037)             (13,225,965)          (222,823,576)
                                                -----------------------------------------------------------------------------------
 Net increase (decrease) ....................     (803,838)          $(14,839,556)               2,444,791          $  46,820,124
                                                ===================================================================================
CLASS B SHARES:
 Shares sold ................................      273,158           $  4,785,579                1,565,131          $  26,340,327
 Shares issued in reinvestment of
 distributions ..............................           --                     --                    5,064                 98,800
 Shares redeemed ............................     (247,858)            (4,352,625)              (1,093,974)           (18,581,158)
                                                -----------------------------------------------------------------------------------
 Net increase (decrease) ....................       25,300           $    432,954                  476,221          $   7,857,969
                                                ===================================================================================
CLASS C SHARES:
 Shares sold ................................      741,688           $ 13,165,721                3,529,183          $  60,071,858
 Shares issued in reinvestment of
 distributions ..............................           --                     --                    9,916                195,334
 Shares redeemed ............................     (647,056)           (11,583,802)              (1,877,614)           (31,751,964)
                                                -----------------------------------------------------------------------------------
 Net increase (decrease) ....................       94,632           $  1,581,919                1,661,485          $  28,515,228
                                                ===================================================================================
ADVISOR CLASS SHARES:
 Shares sold ................................      435,701           $  7,833,341                1,648,203          $  29,129,104
 Shares issued in reinvestment of
 distributions ..............................        5,639                112,495                   11,945                243,798
 Shares redeemed ............................     (213,253)            (3,757,930)              (1,005,991)           (16,331,341)
                                                -----------------------------------------------------------------------------------
 Net increase (decrease) ....................      228,087           $  4,187,906                  654,157          $  13,041,561
                                                ===================================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

----------------------------------------------------------------------------------------------------------
  ENTITY                                                                        AFFILIATION
----------------------------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                                            Investment manager
  Franklin Templeton Services, LLC (FT Services)                                Administrative manager
  Franklin/Templeton Distributors, Inc. (Distributors)                          Principal underwriter
  Franklin/Templeton Investor Services, LLC (Investor Services)                 Transfer agent

26| Semiannual Report

Franklin Gold and Precious Metals Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
        0.625%          Up to and including $100 million
        0.500%          Over $100 million, up to and including $250 million
        0.450%          Over $250 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan. Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received ..................................   $  112,321
Contingent deferred sales charges retained ..................   $   48,929

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $511,185, of which $369,215 was paid to Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.

                                                           Semiannual Report |27

Franklin Gold and Precious Metals Fund

5. INCOME TAXES

At July 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2007 .....................................................  $27,861,921
 2008 .....................................................    2,754,018
 2009 .....................................................    1,043,050
                                                             ------------
                                                             $31,658,989
                                                             ============

At July 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2003 of $116,518. For tax purposes, such losses will be reflected in the year ending July 31, 2005.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and wash sales.

At January 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments .....................................   $442,317,159
                                                            -------------
Unrealized appreciation .................................   $191,438,798
Unrealized depreciation .................................    (23,238,569)
                                                            -------------
Net unrealized appreciation (depreciation) ..............   $168,200,229
                                                            =============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended January 31, 2005 aggregated $40,033,105 and $47,653,658, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

28| Semiannual Report

Franklin Gold and Precious Metals Fund

8. RESTRICTED SECURITIES

At January 31, 2005, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time.

At January 31, 2005, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

-------------------------------------------------------------------------------------------------------
                                                               ACQUISITION
 SHARES/WARRANTS   ISSUER                                         DATE        COST           VALUE
-------------------------------------------------------------------------------------------------------
   1,330,000    Miramar Mining Corp. ......................     10/03/03   $2,548,786     $1,468,961
     165,000    Miramar Mining Corp., wts., 6/09/05 .......     12/05/03       17,537             --
   3,000,000    Semafo Inc. ...............................     12/18/03    2,414,008      2,781,361
   1,225,000    Semafo Inc., 144A, wts., 12/18/06 .........     12/18/03       21,630        155,051
                                                                           ----------------------------
TOTAL RESTRICTED SECURITIES (0.72% OF NET ASSETS) .........                $5,001,961     $4,405,373
                                                                           ============================

9. REGULATORY MATTERS

INVESTIGATIONS
As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS
Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

                                                           Semiannual Report |29

Franklin Gold and Precious Metals Fund

9. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)
On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing, in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing", failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed anew Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

30| Semiannual Report

Franklin Gold and Precious Metals Fund

9. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)
On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

The SEC's Second Order and the CAGO settlement agreement concerning marketing support payments provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The IDC has substantially completed preparation of these distribution plans. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies are expected to be disbursed promptly. The SEC has not yet approved the distribution plan pertaining to the Second Order. When approved, disbursements of settlement monies under the SEC's Second Order will be made promptly in accordance with the terms and conditions of that order.

                                                           Semiannual Report |31

Franklin Gold and Precious Metals Fund

9. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS
The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company and fund management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.

32| Semiannual Report

Franklin Gold and Precious Metals Fund

TAX DESIGNATION (UNAUDITED)

At July 31, 2004, more than 50% of the Franklin Gold and Precious Metals Fund total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to
Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on November 30, 2004, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis by country, of foreign tax paid, foreign source income, foreign qualified dividends and adjusted foreign source income as designated by the Fund, to Class A and Advisor Class shareholders of record. As a service to individual shareholders filing Form 1116, "Adjusted Foreign Source Income per Share" in column 4 below reports foreign source income with the required adjustments to foreign source qualified dividends. This information is provided to simplify your reporting of foreign source income for line 1 of Form 1116.

------------------------------------------------------------------------------------------------------------
                                                                      CLASS A
                                                                             FOREIGN       ADJUSTED
                                               FOREIGN TAX    FOREIGN       QUALIFIED       FOREIGN
                                                   PAID    SOURCE INCOME    DIVIDENDS    SOURCE INCOME
  COUNTRY                                       PER SHARE    PER SHARE      PER SHARE      PER SHARE
------------------------------------------------------------------------------------------------------------
  Australia .................................     0.0000      0.0011         0.0011          0.0005
  Canada ....................................     0.0041      0.0024         0.0024          0.0010
  Peru ......................................     0.0007      0.0014         0.0014          0.0006
  South Africa ..............................     0.0000      0.0133         0.0133          0.0057
  United Kingdom ............................     0.0018      0.0016         0.0016          0.0007
                                                 ---------------------------------------------------------
  TOTAL .....................................    $0.0066     $0.0198        $0.0198        $0.0085
                                                 =========================================================

----------------------------------------------------------------------------------------------------------
                                                                   ADVISOR CLASS
                                                                             FOREIGN       ADJUSTED
                                               FOREIGN TAX    FOREIGN       QUALIFIED       FOREIGN
                                                   PAID    SOURCE INCOME    DIVIDENDS    SOURCE INCOME
  COUNTRY                                       PER SHARE    PER SHARE      PER SHARE      PER SHARE
----------------------------------------------------------------------------------------------------------
  Australia .................................     0.0000      0.0030         0.0030          0.0013
  Canada ....................................     0.0041      0.0065         0.0065          0.0028
  Peru ......................................     0.0007      0.0038         0.0038          0.0016
  South Africa ..............................     0.0000      0.0360         0.0360          0.0154
  United Kingdom ............................     0.0018      0.0043         0.0043          0.0018
                                                 ---------------------------------------------------------
  TOTAL .....................................    $0.0066     $0.0536        $0.0536        $0.0229
                                                 ---------------------------------------------------------

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit or deduction (assuming you held your shares in the Fund for a minimum of 16 days during the 30-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate).

                                                           Semiannual Report |33

Franklin Gold and Precious Metals Fund

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends without adjustment for the lower U.S. tax rates. Generally, this is the foreign source income to be reported by certain trusts and corporate shareholders.

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund. If you are an individual shareholder who does not meet the qualified dividend holding period requirements, you may find this information helpful to calculate the foreign source income adjustment needed to complete line 1 of Form 1116.

Adjusted Foreign Source Income Per Share (Column 4) is the adjusted amount per share of foreign source income the Fund paid to you. These amounts reflect the Foreign Source Income reported in column 2 adjusted for the tax rate differential on foreign source qualified dividends that may be required for certain individual shareholders pursuant to Internal Revenue Code 904(b)(2)(B). If you are an individual shareholder who meets the qualified dividend holding period requirements, generally, these Adjusted Foreign Source Income amounts may be reported directly on line 1 of Form 1116 without additional adjustment.

In January 2005, shareholders received Form 1099-DIV which included their share of taxes paid and foreign source income distributed during the calendar year 2004. The Foreign Source Income reported on Form 1099-DIV was reduced to take into account the tax rate differential on foreign source qualified dividend income pursuant to Internal Revenue Code 904(b)(2)(B). Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2004 individual income tax return.

34| Semiannual Report

Franklin Gold and Precious Metals Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

                                                           Semiannual Report |35

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN[R] (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS
INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet
  Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4,5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund

TAX-FREE INCOME 6
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California  8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products
  Trust 9

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders and select retirement plans. 3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
5.Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.
6.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 7.Portfolio of insured municipal securities.
8.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
9.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/05                                          Not part of the semiannual report

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN GOLD AND
PRECIOUS METALS FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN[R]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

132 S2005 03/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date:    March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date:    March 22, 2005


By /s/Galen G. Vetter
      Chief Financial Officer
Date:    March 22, 2005